Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Summary of estimated useful lives of assets

Years
Furniture, fittings and equipment	3 – 5
Leasehold improvements	5

Summary of price index identification and movement

Argentina
Price index identity	Consumer
price index
(Basis points)
Price index level as of 1 January 2025	7,694
Price index level as of 31 December 2025	10,121
Change in index	2,427